SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22.          SUBSEQUENT EVENTS

The following material events have occurred subsequent to December 31, 2012:

1) Industrial and Commercial Bank of China Limited, Zhenjiang Branch (“ICBC Zhenjiang”), extended a 6-month RMB11 million ($1.75 million) facility to one of the Company wholly-owned subsidiaries, Zhenjiang Wowjoint, with term from October 26, 2012 to April 30, 2013.  RMB loans carried an interest rate equal to the People’s Bank of China’s 6-month benchmark lending rate.  The Company repaid this loan in full plus interest upon expiration on April 30, 2013.

2) Bank of Beijing extended the Company a one-year RMB10 million (US$1.59 million) facility in April 2013 to provide short-term liquidity and working capital, which will expire on April 25, 2014.  RMB loans carry an interest rate equals to 1.15 times the People’s Bank of China’s 1-year benchmark lending rate.

The Bank of Beijing facility is supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”). The Company is currently negotiating legal documents with Zhongguancun, however the lender allows the Company to draw down the full RMB10 million loan on April 25, 2013 before the execution of final guarantee documents. The Company expects the guarantee documents to be signed by end of June 2013.

3) China Development Bank (CDB) extended a 3-year RMB10 million ($1.59 million) working capital facility to the Company in February 2011. The current expiration date for the loan agreement is February 24, 2014, of which RMB3 million has been repaid on February 24, 2012, another RMB3 million has been repaid on February 24, 2013, and the remaining RMB4 million is to be repaid on February 24, 2014. Therefore the balance as of June 10, 2013 is RMB4 million ($0.63 million).  RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate.

4) 7,264,756 non-exercised warrants were expired on May 15, 2013.